Equity (Changes in Noncontrolling Interests) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net [Abstract]
Net income attributable to common shareowners	$ 1,473	$ 1,854	$ 1,680	$ 1,213	$ 1,463	$ 1,432	$ 1,560	$ 1,266	$ 6,220	$ 5,721	$ 5,130
Increase in common stock for sale of subsidiary shares									4	0	0
Decrease in common stock for purchase of subsidiary shares									(75)	(49)	(34)
Net income attributable to common shareowners after transfers to noncontrolling interests									$ 6,149	$ 5,672	$ 5,096